EMPLOYEE EQUITY INCENTIVE PLAN (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Number of Options, Outstanding	35,187,847
Warrants Exercisable	35,187,847	37,119,049
Option 2
Exercise Price per Option, Outstanding	$ 0.5
Number of Options, Outstanding	689,631
Remaining Life in Years, Outstanding	8 years
Warrants Exercisable	689,631
Option 3
Exercise Price per Option, Outstanding	$ 0.75
Number of Options, Outstanding	2,076,779
Remaining Life in Years, Outstanding	9 years
Warrants Exercisable	1,996,779
Option 4
Exercise Price per Option, Outstanding	$ 1.0
Number of Options, Outstanding	9,926,072
Remaining Life in Years, Outstanding	9 years
Warrants Exercisable	9,233,070
Option 5
Exercise Price per Option, Outstanding	$ 2.0
Number of Options, Outstanding	629,164
Remaining Life in Years, Outstanding	9 years
Warrants Exercisable	629,164
Option 1
Exercise Price per Option, Outstanding	$ 0.1
Number of Options, Outstanding	1,056,786
Remaining Life in Years, Outstanding	6 years 5 months 5 days
Warrants Exercisable	1,056,786
Stock Options
Number of Options, Outstanding	14,378,432
Warrants Exercisable	13,605,430